Brown Advisory Tax-Exempt Bond Fund
Schedule of Investments
March 31, 2025 (Unaudited)

MUNICIPAL BONDS - 99.3%	Par	Value
Alabama - 9.0%
Black Belt Energy Gas District
3.22% (SIFMA Municipal Swap Index + 0.35%), 10/01/2052	$34,225,000	$33,370,546
4.00%, 10/01/2052 (a)	14,500,000	14,583,179
5.25%, 05/01/2055 (a)	4,100,000	4,387,349
5.00%, 10/01/2055 (a)	20,000,000	20,951,300
Energy Southeast A Cooperative District, 5.25%, 07/01/2054 (a)	5,500,000	5,852,630
Industrial Development Board of Mobile Alabama, 3.78%, 06/01/2034 (a)	2,500,000	2,514,452
Madison Alabama, 3.00%, 02/01/2036	2,730,000	2,437,851
Southeast Energy Authority A Cooperative District, 5.00%, 01/01/2056 (a)	10,000,000	10,423,244
		94,520,551

Arizona - 2.6%
Chandler Industrial Development Authority, 4.00%, 06/01/2049 (a)	7,000,000	6,975,312
Maricopa County Pollution Control Corp., 2.40%, 06/01/2035	12,555,000	10,029,961
Maricopa County Unified School District No 69 Paradise Valley, 3.00%, 07/01/2031	10,500,000	10,017,616
		27,022,889

Arkansas - 0.5%
Bentonville South Dakota School District No 6
2.13%, 06/01/2041	2,680,000	1,789,685
2.13%, 06/01/2042	2,750,000	1,793,717
2.13%, 06/01/2043	2,825,000	1,803,052
		5,386,454

California - 3.8%
California Community Choice Financing Authority
5.00%, 03/01/2029	4,280,000	4,496,080
3.32% (SIFMA Municipal Swap Index + 0.45%), 02/01/2052	5,000,000	4,728,834
California Earthquake Authority, 5.60%, 07/01/2027	15,275,000	15,440,984
Los Angeles California Department of Airports
4.00%, 05/15/2041	3,660,000	3,472,964
4.00%, 05/15/2042	7,950,000	7,451,702
San Diego California Tobacco Settlement Revenue Funding Corp., 4.00%, 06/01/2032	3,000,000	3,005,451
Temecula Valley California Unified School District, 3.00%, 08/01/2047	2,000,000	1,544,058
		40,140,073

Colorado - 1.1%
Board of Governors of Colorado State University System, 5.41%, 03/01/2036	3,255,000	3,271,688
Colorado Health Facilities Authority, 5.41%, 12/01/2035	7,715,000	7,740,219
Park Creek Metropolitan District, 5.00%, 12/01/2034	1,000,000	1,009,418
		12,021,325

District of Columbia - 0.8%
District of Columbia, 5.00%, 07/15/2028	1,500,000	1,518,960
Metropolitan Washington Airports Authority Aviation Revenue, 5.00%, 10/01/2032	2,660,000	2,700,621
Washington Convention & Sports Authority, 5.00%, 10/01/2029	3,565,000	3,726,679
		7,946,260

Florida - 8.3%
Florida Development Finance Corp., 5.00%, 07/01/2044	17,500,000	17,568,861
JEA Electric System Revenue, 5.58%, 10/01/2027	4,350,000	4,400,066
Lee Florida Airport Revenue, 5.00%, 10/01/2035	5,735,000	6,145,541
Miami-Dade County Florida Expressway Authority
5.49% (1 mo. Term SOFR + 1.05%), 07/01/2026	2,715,000	2,751,061
5.49% (1 mo. Term SOFR + 1.05%), 07/01/2029	18,260,000	18,490,595
5.49% (1 mo. Term SOFR + 1.05%), 07/01/2032	8,260,000	8,423,825
5.00%, 07/01/2040	4,000,000	4,024,401
Miami-Dade Florida Aviation Revenue
5.00%, 10/01/2031	3,500,000	3,737,439
5.00%, 10/01/2038	10,000,000	10,008,229
Tampa Bay Water, 3.38%, 10/01/2038	10,800,000	9,675,519
Tampa Florida
4.61%, 09/01/2039 (c)	1,100,000	567,305
4.70%, 09/01/2041 (c)	1,280,000	582,177
3.76%, 09/01/2045 (c)	1,850,000	671,029
		87,046,048

Georgia - 5.2%
Bartow County Georgia Development Authority, 3.95%, 12/01/2032 (a)	6,295,000	6,426,327
Clayton County Development Authority, 5.41%, 07/01/2032	13,255,000	13,061,827
Main Street Natural Gas, Inc.
4.61% (SOFR + 1.70%), 12/01/2053	28,500,000	29,179,591
5.00%, 12/01/2054 (a)	5,000,000	5,330,366
		53,998,111

Illinois - 5.1%
Chicago Illinois Board of Education Dedicated Capital Improvement Tax
5.25%, 04/01/2036	3,200,000	3,437,273
5.25%, 04/01/2037	3,700,000	3,956,103
5.25%, 04/01/2039	2,250,000	2,384,219
5.25%, 04/01/2040	5,250,000	5,534,176
5.50%, 04/01/2042	1,000,000	1,063,114
Chicago Illinois Park District, 5.00%, 01/01/2044 (d)	9,000,000	9,219,482
Du Page Illinois, 3.00%, 05/15/2047	7,680,000	5,665,407
DuPage & Cook Counties Community Unit School District No 205 Elmhurst, 2.13%, 01/01/2040	1,600,000	1,116,734
Illinois Finance Authority, 4.13%, 12/01/2050 (a)(b)	5,000,000	4,918,615
Illinois State
4.00%, 10/01/2033	1,700,000	1,684,613
6.73%, 04/01/2035	5,923,077	6,213,532
Metropolitan Pier & Exposition Authority, 5.59%, 12/15/2037 (c)	15,365,000	8,721,580
		53,914,848

Iowa - 0.6%
Des Moines Iowa
2.00%, 06/01/2039	4,635,000	3,263,777
1.88%, 06/01/2040	3,575,000	2,324,690
West Des Moines Iowa, 2.00%, 06/01/2040	1,280,000	860,005
		6,448,472

Kentucky - 1.2%
Kentucky Public Energy Authority
4.00%, 12/01/2049 (a)	1,585,000	1,587,579
5.00%, 01/01/2055 (a)	10,000,000	10,503,017
		12,090,596

Louisiana - 1.0%
Louisiana Public Facilities Authority, 5.00%, 06/01/2045 (a)	9,000,000	9,022,575
Terrebonne Parish Louisiana, 3.19%, 04/01/2036 (c)	3,045,000	1,912,886
		10,935,461

Maine - 0.2%
Lewiston Maine
1.75%, 02/15/2038	1,270,000	859,907
1.75%, 02/15/2039	1,270,000	835,020
		1,694,927

Maryland - 0.6%
Maryland Community Development Administration, 5.41%, 07/01/2043	5,000,000	3,425,739
Maryland Economic Development Corp., 4.38%, 07/01/2036	3,000,000	2,865,749
		6,291,488

Massachusetts - 2.4%
Commonwealth of Massachusetts
2.00%, 03/01/2037	2,250,000	1,764,566
4.00%, 10/01/2038	6,000,000	6,029,474
Massachusetts Housing Finance Agency, 4.00%, 12/01/2033	2,705,000	2,617,695
Massachusetts School Building Authority, 5.00%, 11/15/2033	6,055,000	6,205,944
Milford Massachusetts, 2.00%, 12/01/2037	3,000,000	2,278,922
Waltham Massachusetts
2.13%, 10/15/2038	3,455,000	2,653,274
2.13%, 10/15/2039	4,455,000	3,342,764
		24,892,639

Minnesota - 0.7%
Osseo Independent School District No 279, 3.00%, 02/01/2028	6,900,000	6,815,590

Missouri - 1.3%
Cass County Missouri Reorganized School District No R-2
2.00%, 03/01/2039	3,375,000	2,397,704
2.00%, 03/01/2041	2,235,000	1,494,741
Industrial Development Authority of St Louis Missouri, 2.22%, 12/01/2038	4,743,294	3,518,104
St Charles County Francis Howell R-III School District, 3.00%, 03/01/2033	6,180,000	5,797,629
		13,208,178

Multi-State - 0.6%
FHLMC Multifamily VRD Certificates
2.63%, 08/15/2051 (a)	3,771,749	3,676,262
2.63%, 08/15/2051 (a)	2,601,206	2,573,379
		6,249,641

Nebraska - 2.5%
Central Plains Energy Project
5.00%, 05/01/2053 (a)	7,670,000	7,992,158
5.10% (SOFR + 2.18%), 05/01/2053	10,000,000	10,343,879
Omaha Nebraska School District, 2.00%, 12/15/2039	8,010,000	5,483,190
Sarpy Nebraska, 1.75%, 06/01/2036	2,710,000	2,004,289
		25,823,516

Nevada - 1.0%
Clark County Nevada, 2.10%, 06/01/2031	4,960,000	4,271,106
Henderson Nevada
2.00%, 06/01/2038	2,830,000	2,008,439
2.00%, 06/01/2039	1,585,000	1,099,267
Las Vegas Nevada Redevelopment Agency
5.00%, 06/15/2026	1,000,000	1,014,959
5.00%, 06/15/2028	2,280,000	2,310,789
		10,704,560

New Jersey - 3.2%
New Jersey Transportation Trust Fund Authority
4.32%, 12/15/2037 (c)	5,050,000	3,005,240
4.87%, 12/15/2039 (c)	16,355,000	8,745,653
5.00%, 06/15/2040	8,250,000	8,824,316
5.00%, 06/15/2042	3,500,000	3,684,921
Tobacco Settlement Financing Corp., 5.25%, 06/01/2046	5,000,000	5,043,112
West Windsor-Plainsboro Regional School District/NJ, 2.25%, 08/01/2033	4,570,000	3,902,103
		33,205,345

New Mexico - 1.3%
Farmington New Mexico, 1.80%, 04/01/2029	15,000,000	13,403,985

New York - 9.6%
Metropolitan Transportation Authority, 5.25%, 11/15/2031	11,540,000	11,633,613
Mount Vernon City School District, 3.00%, 08/15/2031	4,005,000	3,812,951
New York City New York, 5.00%, 08/01/2038	5,500,000	5,583,003
New York City Transitional Finance Authority Building Aid Revenue, 5.00%, 07/15/2031	2,720,000	2,734,143
New York Convention Center Development Corp.
5.00%, 11/15/2028	8,000,000	8,078,486
5.00%, 11/15/2029	5,000,000	5,046,596
New York Liberty Development Corp., 3.13%, 09/15/2050	13,735,000	10,259,057
New York Mortgage Agency Homeowner Mortgage Revenue
4.70%, 04/01/2036	1,745,000	1,740,361
4.65%, 10/01/2043	6,380,000	6,346,102
New York State Transportation Development Corp., 5.00%, 07/01/2041	11,775,000	11,776,563
New York Transportation Development Corp., 5.25%, 12/31/2054	5,000,000	5,174,901
Port Authority of New York & New Jersey, 4.00%, 09/01/2043	2,970,000	2,762,371
Suffolk County Water Authority, 3.25%, 06/01/2042	19,000,000	16,063,083
TSASC, Inc.
5.00%, 06/01/2030	7,960,000	8,133,164
5.00%, 06/01/2031	1,070,000	1,091,938
		100,236,332

North Carolina - 3.1%
Cary North Carolina
1.75%, 09/01/2037	6,250,000	4,623,708
1.75%, 09/01/2038	6,250,000	4,486,414
Raleigh North Carolina, 3.00%, 04/01/2028	7,120,000	7,091,423
State of North Carolina, 3.00%, 05/01/2032	16,820,000	16,132,230
		32,333,775

Ohio - 2.6%
American Municipal Power, Inc.
4.00%, 02/15/2037	5,510,000	5,494,712
4.00%, 02/15/2038	5,940,000	5,891,521
Buckeye Ohio Tobacco Settlement Financing Authority, 4.00%, 06/01/2037	10,325,000	9,995,960
Columbus Ohio, 5.41%, 08/15/2030	4,325,000	4,178,512
Warren County, 5.00%, 05/15/2044	2,000,000	2,037,957
		27,598,662

Oregon - 0.3%
Seaside School District No 10, 5.41%, 06/15/2040 (c)	6,825,000	3,313,770

Pennsylvania - 1.2%
Delaware Valley Regional Finance Authority, 5.41% (SIFMA Municipal Swap Index + 0.40%), 03/01/2057	3,000,000	2,981,862
Lehigh Pennsylvania, 3.97% (SIFMA Municipal Swap Index + 1.10%), 08/15/2038	9,435,000	9,376,566
		12,358,428

Puerto Rico - 1.2%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.70%, 07/01/2031 (c)	16,249,000	12,742,014

Rhode Island - 2.2%
Tobacco Settlement Financing Corp., 5.00%, 06/01/2035	23,310,000	23,341,711

South Carolina - 2.1%
Fort Mill School District No 4, 3.00%, 03/01/2029	6,500,000	6,385,235
South Carolina Public Service Authority, 5.00%, 12/01/2038	5,890,000	6,361,068
State of South Carolina, 2.25%, 04/01/2029	9,680,000	9,183,924
		21,930,227

Tennessee - 1.7%
Knox Tennesee, 3.05%, 06/01/2035	4,905,000	4,511,552
Oak Ridge Tennessee, 2.00%, 06/01/2032	1,865,000	1,606,084
Rutherford Tennessee, 3.00%, 04/01/2036	5,355,000	4,793,997
Tennergy Corp., 5.00%, 10/01/2054 (a)	6,500,000	6,811,417
		17,723,050

Texas - 13.0%
Austin Texas, 7.88%, 09/01/2026	2,000,000	2,020,213
Del Valle Independent School District
5.41%, 06/15/2038	10,135,000	7,435,869
5.41%, 06/15/2039	3,085,000	2,207,827
Denton Texas, 3.00%, 07/15/2026	7,330,000	7,286,016
Fort Worth Texas
2.00%, 03/01/2039	6,475,000	4,567,310
5.25%, 03/01/2043	15,000,000	15,012,566
Frisco Texas
2.00%, 02/15/2039	1,710,000	1,246,287
2.00%, 02/15/2040	1,745,000	1,228,205
Houston Independent School District, 4.00%, 02/15/2030	1,995,000	1,995,441
Joshua Texas Independent School District, 3.00%, 08/15/2035	3,105,000	2,819,671
Lewisville Independent School District, 3.00%, 08/15/2028	8,635,000	8,549,171
Love Field Texas Airport Modernization Corp., 4.00%, 11/01/2036	17,720,000	17,535,095
San Marcos Texas, 2.00%, 08/15/2039	4,265,000	2,899,257
Texas Municipal Gas Acquisition & Supply Corp. V, 5.00%, 01/01/2055 (a)	10,000,000	10,634,677
Texas Municipal Gas Acquisition and Supply Corp. II
3.42% (SIFMA Municipal Swap Index + 0.55%), 09/15/2027	5,315,000	5,275,084
3.70% (3 mo. Term SOFR + 0.86%), 09/15/2027	15,735,000	15,766,539
3.93% (3 mo. Term SOFR + 1.05%), 09/15/2027	10,020,000	10,073,971
Texas Municipal Power Agency
3.00%, 09/01/2035	1,630,000	1,472,414
3.00%, 09/01/2038	3,985,000	3,381,018
3.00%, 09/01/2040	3,780,000	3,103,791
Texas State, 5.50%, 08/01/2028	5,620,000	5,798,253
Travis County Water Control & Improvement District No 10, 3.00%, 08/15/2041	5,035,000	3,984,085
Willis Texas Independent School District
2.00%, 02/15/2038	1,525,000	1,130,783
2.00%, 02/15/2039	1,500,000	1,085,205
		136,508,748

Utah - 1.6%
Utah Housing Corp.
3.00%, 01/21/2052	5,048,241	4,282,556
4.50%, 06/21/2052	8,709,670	8,435,291
5.00%, 10/21/2052	4,387,033	4,352,181
		17,070,028

Vermont - 0.8%
Vermont Student Assistance Corp., 5.45% (30 day avg SOFR US + 1.00%), 06/02/2042	8,082,501	8,045,649

Virginia - 1.6%
Fairfax Virginia, 3.00%, 10/01/2026	7,440,000	7,410,675
Henrico County Virginia Economic Development Authority, 5.97%, 08/23/2027 (a)	1,150,000	1,150,000
Newport News Virginia Economic Development Authority, 5.00%, 12/01/2031	3,375,000	3,387,972
Suffolk Virginia
1.88%, 02/01/2038	1,645,000	1,180,094
1.88%, 02/01/2040	1,385,000	928,177
Virginia Small Business Financing Authority, 4.00%, 12/01/2036	2,560,000	2,465,388
		16,522,306

West Virginia - 0.4%
Tobacco Settlement Finance Authority, 2.55%, 06/01/2029	4,505,000	4,125,194

Wisconsin - 4.9%
Neenah Joint School District, 2.00%, 03/01/2034	5,590,000	4,565,528
Oak Creek-Franklin Joint School District, 3.15%, 04/01/2028	5,140,000	5,122,306
Public Finance Authority
4.00%, 08/01/2059 (a)	21,932,205	21,607,330
4.00%, 08/01/2059 (a)	14,406,000	14,335,493
Wisconsin Housing & Economic Development Authority, 5.00%, 02/01/2058 (a)	6,000,000	6,139,816
		51,770,473
TOTAL MUNICIPAL BONDS (Cost $1,041,516,893)		1,039,381,324

SHORT-TERM INVESTMENTS - 2.1%	Shares	Value
Money Market Funds - 2.1%
First American Government Obligations Fund - Class Z, 4.23% (e)	22,368,155	22,368,155
TOTAL SHORT-TERM INVESTMENTS (Cost $22,368,155)		22,368,155

TOTAL INVESTMENTS - 101.4% (Cost $1,063,885,048)		1,061,749,479
Floating Rate Note Obligations - (0.6)%
Note with interest and fee rate of 3.52% as of the date of this report and contractual maturity of collateral of 01/01/2044 (b)(f)		(6,000,000)
Liabilities in Excess of Other Assets - (0.8)%		(8,414,233)
TOTAL NET ASSETS - 100.0%		$1,047,335,246
two		–%
Percentages are stated as a percent of net assets.		–%

SIFMA - Securities Industry and Financial Markets Association
SOFR - Secured Overnight Financing Rate

(a)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of March 31, 2025.

(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond. The rate shown is the effective yield as of March 31, 2025.
(d)	Underlying security related to Tender Option Bond ("TOB") transaction entered into by the Fund.
(e)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
(f)
Floating rate note obligations related to securities held. The interest and fee rate shown reflects the rates in effect as of the date of this report. As of the date of this report, the Fund’s investments with a value of $9,219,482 are held by TOB Trusts and serve as collateral for the $6,000,000 in the floating rate note obligations outstanding at that date.

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

Brown Advisory Tax-Exempt Bond Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$–	$1,039,381,324	$–	$1,039,381,324
Money Market Funds	22,368,155	–	–	22,368,155
Total Investments	$22,368,155	$1,039,381,324	$–	$1,061,749,479

Refer to the Schedule of Investments for further disaggregation of investment categories.